Common stock	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Stockholders Equity Note Disclosure [Text Block]
16.	Common stock

The Bank’s common stock is divided into four categories:

1)	“Class A”; shares may only be issued to Latin American Central Banks or banks in which the state or other government agency is the majority shareholder.
2)	“Class B”; shares may only be issued to banks or financial institutions.
3)	“Class E”; shares may be issued to any person whether a natural person or a legal entity.
4)
“Class F”; can only be issued to state entities and agencies of non-Latin American countries, including, among others, central banks and majority state-owned banks in those countries, and multilateral financial institutions either international or regional institutions.

The holders of “Class B” shares have the right to convert or exchange their “Class B” shares, at any time, and without restriction, for “Class E” shares, at a rate of one to one.

The following table provides detailed information on the Bank’s common stock activity per class for each of the years in the three-year period ended December 31, 2014:

(Share units)	“Class A”	“Class B”	“Class E”	“Class F”	Total
Authorized	40,000,000	40,000,000	100,000,000	100,000,000	280,000,000

Outstanding at January 1, 2012	6,342,189	2,531,926	28,257,827	-	37,131,942
Conversions	-	-	-	-	-
Restricted stock issued - directors	-	-	32,317	-	32,317
Exercised stock options - compensation plans	-	-	895,674	-	895,674
Restricted stock units - vested	-	-	85,249	-	85,249
Outstanding at December 31, 2012	6,342,189	2,531,926	29,271,067	-	38,145,182
Conversions	-	(11,504)	11,503	-	(1)
Repurchase of common stock	-	-	(1,083)	-	(1,083)
Restricted stock issued - directors	-	-	28,500	-	28,500
Exercised stock options - compensation plans	-	-	276,079	-	276,079
Restricted stock units - vested	-	-	124,490	-	124,490
Outstanding at December 31, 2013	6,342,189	2,520,422	29,710,556	-	38,573,167
Conversions	-	(20,208)	20,208	-	-
Repurchase of common stock	-	(21,164)	(2,110)	-	(23,274)
Restricted stock issued - directors	-	-	28,500	-	28,500
Exercised stock options - compensation plans	-	-	111,427	-	111,427
Restricted stock units - vested	-	-	87,519	-	87,519
Outstanding at December 31, 2014	6,342,189	2,479,050	29,956,100	-	38,777,339

The following table presents information regarding shares repurchased but not retired by the Bank and accordingly classified as treasury stock:

	“Class A”		“Class B”		“Class E”		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Outstanding at January 1, 2012	318,140	10,708	568,010	15,655	3,961,748	89,254	4,847,898	115,617
Restricted stock issued - directors	-	-	-	-	(32,317)	(771)	(32,317)	(771)
Exercised stock options - compensation plans	-	-	-	-	(895,674)	(21,361)	(895,674)	(21,361)
Restricted stock units - vested	-		-	-	(85,249)	(2,033)	(85,249)	(2,033)
Outstanding at December 31, 2012	318,140	10,708	568,010	15,655	2,948,508	65,089	3,834,658	91,452
Repurchase of common stock	-	-	-	-	1,083	27	1,083	27
Restricted stock issued - directors	-	-	-	-	(28,500)	(629)	(28,500)	(629)
Exercised stock options - compensation plans	-	-	-	-	(276,079)	(6,094)	(276,079)	(6,094)
Restricted stock units - vested	-	-	-	-	(124,490)	(2,748)	(124,490)	(2,748)
Outstanding at December 31, 2013	318,140	10,708	568,010	15,655	2,520,522	55,645	3,406,672	82,008
Repurchase of common stock	-	-	21,164	587	2,110	53	23,274	640
Restricted stock issued - directors	-	-	-	-	(28,500)	(629)	(28,500)	(629)
Exercised stock options - compensation plans	-	-	-	-	(111,427)	(2,460)	(111,427)	(2,460)
Restricted stock units - vested	-	-	-	-	(87,519)	(1,932)	(87,519)	(1,932)
Outstanding at December 31, 2014	318,140	10,708	589,174	16,242	2,295,186	50,677	3,202,500	77,627